Shareholder Report, Holdings (Details) - C000248488	Sep. 30, 2025
Medtronic PLC8853002
Holdings [Line Items]
Percent of Total Investments	4.10%
Cisco Systems8852954
Holdings [Line Items]
Percent of Total Investments	4.00%
VICI Properties8853046
Holdings [Line Items]
Percent of Total Investments	3.90%
PPL8853024
Holdings [Line Items]
Percent of Total Investments	3.70%
Duke Energy8852967
Holdings [Line Items]
Percent of Total Investments	3.60%
Verizon Communications8853042
Holdings [Line Items]
Percent of Total Investments	3.60%
ConocoPhillips8852964
Holdings [Line Items]
Percent of Total Investments	3.60%
EOG Resources8852971
Holdings [Line Items]
Percent of Total Investments	3.60%
Merck and Company Inc8853005
Holdings [Line Items]
Percent of Total Investments	3.40%
Sysco8853031
Holdings [Line Items]
Percent of Total Investments	3.40%
Written Option
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Materials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Energy
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Financials
Holdings [Line Items]
Percent of Net Asset Value	14.10%